Income taxes - Summary of Components of Net Deferred Tax Asset or Liability (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Income Taxes Assets And Liabilities Net [Line Items]
Allowances and bad debts	$ 184	$ 188
Accrued warranty	276	329
Accrued legal fees		124
Accrued wages and benefits	331	570
Inventory	862	484
Deferred revenue	512	81
Other	11	38
Total current deferred tax assets	2,176	1,814
Tax depreciation in excess of book	(371)	(490)
Stock compensation	192
Other	43
Total deferred tax liabilities	(136)	(490)
Net deferred tax assets	$ 2,040	$ 1,324